Northern Lights Fund Trust III

Persimmon Long/Short Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Persimmon Long/Short filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 25, 2020, (SEC Accession 0001580642-20-000816).